Notes to the consolidated cash flow statement (Tables)	6 Months Ended
Mar. 31, 2020
Notes to the cash flow statements
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit

				% Mov't
	Half Year	Half Year	Half Year	Mar 20 -	Mar 20 -
$m	March 2020	Sept 2019	March 2019	Sept 19	Mar 19
Reconciliation of net cash provided by/(used in)
operating activities to net profit for the period
Net profit for the period	1,191	3,614	3,176	(67)	(63)
Adjustments:
Depreciation, amortisation and impairment	984	563	516	75	91
Impairment charges	2,338	562	404	large	large
Net decrease/(increase) in current and deferred tax	(769)	7	(548)	large	40
(Increase)/decrease in accrued interest receivable	82	303	(171)	(73)	large
(Decrease)/increase in accrued interest payable	(663)	(185)	(156)	large	large
(Decrease)/increase in provisions	1,307	405	738	large	77
Other non-cash items	56	(468)	(364)	large	large
Cash flows from operating activities before changes
in operating assets and liabilities	4,526	4,801	3,595	(6)	26
Net (increase)/decrease in derivative financial instruments	4,966	4,937	2,668	1	86
Net (increase)/decrease in life insurance assets and liabilities	(143)	(130)	(4)	10	large
(Increase)/decrease in other operating assets:
Collateral paid	877	371	(1,218)	136	large
Trading securities and financial assets measured at FVIS	8,114	(2,203)	(5,426)	large	large
Loans	(694)	(2,399)	(1,789)	(71)	(61)
Other financial assets	1	570	(234)	(100)	large
Other assets	69	(15)	2	large	large
(Decrease)/increase in other operating liabilities:
Collateral received	8,900	1,324	(317)	large	large
Deposits and other borrowings	12,908	8,685	(7,572)	49	large
Other financial liabilities	2,627	454	1,009	large	160
Other liabilities	8	3	(8)	167	large
Net cash provided by/(used in) operating activities	42,159	16,398	(9,294)	157	large

Schedule of non-cash financing activities

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Shares issued under the dividend reinvestment plan	273	1,159	330	(76)	(17)
Increase in lease liabilities	88	-	-	-	-